Note 17 - Segments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Number of Reportable Segments	3
Sales Returns and Allowances, Goods	$ 8,750